Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0001655099
Document Type	N-CSR/A
Entity Registrant Name	BROOKFIELD REAL ASSETS INCOME FUND INC.
Document Period End Date	Dec. 31, 2024
Amendment Description	The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2024, filed with the Securities and Exchange Commission on March 10, 2025 (Accession Number 0001213900-25-022255). The sole purpose of this amendment is to (i) remove “(Unaudited)” from the page header in the section entitled “Statement of Cash Flows”, which was inadvertently included in the original filing, and (ii) file a revised consent of the Registrant’s independent registered public accounting firm. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Amendment Flag	true